Schedule II - Condensed Financial Information of Registrant - Condensed Statement of Cashflows (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended	9 Months Ended		12 Months Ended
	Dec. 31, 2011	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Operating activities
Net income (loss)	$ (1,130)	$ 65,074	$ 147,223	$ 227,311	$ 99,401	$ (1,130)
Changes in assets and liabilities:
Accounts payable and accrued expenses	995	(1,935)	(500)	4,089	4,157	995
Amounts due from affiliates		0	0	0	0
Amounts due to affiliates		0	0	0	0
Net cash provided by (used in) operating activities	(1,555)	50,238	58,220	9,211	(32,554)	(1,555)
Investing activities
Net cash used in investing activities	0	(65,556)	(430,391)	(397,556)	(765,969)	0
Financing activities
Proceeds from issuance of common shares, net	605,396	599	286,685	286,095	158,593	605,396
Net cash provided by financing activities	605,396	16,386	356,829	385,965	228,687	605,396
Net (decrease) increase in cash and cash equivalents	603,841	1,068	(15,342)	(2,380)	(569,836)	603,841
Cash and cash equivalents at beginning of period	0	31,625	34,005	34,005	603,841	0
Cash and cash equivalents at end of period	603,841	32,693	18,663	31,625	34,005	603,841
Parent company
Operating activities
Net income (loss)	(1,130)			227,311	99,401
Adjustments to reconcile net income (loss) to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	1,092			(228,646)	(101,346)
Changes in assets and liabilities:
Prepaid expenses	(2)			(686)	(33)
Accounts payable and accrued expenses	(413)			(66)	682
Amounts due from affiliates	0			353	(770)
Amounts due to affiliates	0			2,020	2,152
Net cash provided by (used in) operating activities	(453)			286	86
Investing activities
Contributed capital to subsidiaries	(593,343)			(286,257)	(170,110)
Net cash used in investing activities	(593,343)			(286,257)	(170,110)
Financing activities
Proceeds from issuance of common shares, net	605,396			286,096	158,593
Net cash provided by financing activities	605,396			286,096	158,593
Net (decrease) increase in cash and cash equivalents	11,600			125	(11,431)
Cash and cash equivalents at beginning of period	0		169	169	11,600
Cash and cash equivalents at end of period	11,600			294	169	11,600
Supplementary information
Dividends received from subsidiaries	$ 0			$ 0	$ 0